Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Financial assets by category
Cash and cash equivalents	€ 494,046	€ 559,543	€ 258,696	€ 392,164
Total financial assets	608,919	729,787
Classified in the statement of financial position
Non-current assets	2,711	2,317
Current assets	606,208	727,470
Financial liabilities by category
Royalty funding liabilities	283,500
Lease liabilities	103,457
Derivative liabilities	186,579	150,670
Total financial liabilities	1,076,402	1,103,991
Classified in the statement of financial position
Non-current liabilities	330,186	365,080
Current liabilities	746,216	738,911
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	418,073	458,207
Royalty funding liabilities	283,530	305,379
Lease liabilities	90,931	93,030
Trade payables and accrued expenses	93,718	96,394
Other liabilities (excluding indirect tax, and employee related payables)	3,571	311
Financial liabilities measured at amortized cost	889,823	953,321
Total financial liabilities	889,823
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	186,579	150,670
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	110,452	166,280
Other receivables (excluding indirect tax receivables)	4,421	3,964
Cash and cash equivalents	494,046	559,543
Financial assets measured at amortized cost	€ 608,919	€ 729,787